Annual Total Returns - Fidelity Freedom® 2030 Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K-09 - Fidelity Freedom® 2030 Fund	May 28, 2022
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2030 Fund - Class K
Bar Chart Table:
Annual Return 2018	(6.92%)
Annual Return 2019	21.87%
Annual Return 2020	15.75%
Annual Return 2021	11.53%